Loans to customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Loans To Customers
Lending to individuals	$ 1,976,499	$ 1,392,350
Loan ECL allowance	(300,223)	(197,536)
Total receivables	1,676,276	1,194,814
Fair value adjustment - portfolio hedge (note 18)	(2,836)	(0)
Total	$ 1,673,440	$ 1,194,814